ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 12, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill			¥ 62,515	¥ 61,055	$ 9,581
Guoxu
Asset Acquisition, Consideration Transferred [Abstract]
Percentage of equity interest		100.00%
Gross consideration		¥ 67,914
Loan deemed effectively settled as a result of the acquisition		35,075
Cash consideration		¥ 32,839
Acquisition of PAI
Business Combination
Voting interest (as a percent)	100.00%
Cash consideration	¥ 1,370
Loan deemed effectively settled as a result of the acquisition	13,711
Fair value of PAI acquired amount	¥ 87,716
Percentage of revenue			1.00%
Previously held equity interest	40.49%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Cash	¥ 5,554
Other current assets	4,704
Property, plant and equipment	149
Patents	42,495
Goodwill	67,856
Other non-current assets	261
Other current liabilities	8,868
Deferred tax liabilities	6,374
Other non-current liabilities	2,980
Total identifiable assets	¥ 102,797
Property, plant and equipment, amortization period	3 years
Patents	5 years